Summary of Significant Accounting Policies (Details)					6 Months Ended		12 Months Ended
		Jul. 02, 2025 $ / shares shares	Jun. 26, 2025 USD ($) $ / shares shares	Nov. 10, 2023 USD ($) shares	Mar. 31, 2025 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($) $ / shares shares	Jul. 21, 2025 $ / shares	Apr. 28, 2025 USD ($) $ / shares shares	Mar. 31, 2025 HKD ($) shares	Sep. 30, 2024 HKD ($) shares	Sep. 30, 2023 $ / shares shares	May 29, 2023 shares	May 22, 2023 USD ($) $ / shares shares
Summary of Significant Accounting Policies [Line Items]
Authorized share capital (in Dollars) | $														$ 50,000
Ordinary shares, shares authorized	[1]				2,000,000,000		2,000,000,000			2,000,000,000	2,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]				$ 0.001		$ 0.001
Ordinary shares, shares issued	[1]				74,895		74,656			74,895	74,656
Ordinary shares, shares outstanding	[1]				74,895		74,656			74,895	74,656
Allowance for expected credit loss (in Dollars) | $					$ 27,747		$ 57,872
Exchanges rates					7.8					7.8
Cash balances (in Dollars) | $					$ 915,151		2,296,462
Deposit (in Dollars) | $										$ 800,000
Percentage of voting interest					10.00%					10.00%
Contract assets due					90 days					90 days
Contract assets (in Dollars) | $					$ 697,232		897,409
Allowance for expected credit loss for contract assets (in Dollars) | $					8,680		14,940
Deferred costs (in Dollars) | $					1,684,316		$ 374,286
Impairment loss (in Dollars) | $
Operating leases with a term					1 year					1 year
Dilution shares
Bank guarantee (in Dollars) | $										$ 3,690,000	$ 3,690,000
Pledged bank deposit (in Dollars) | $
Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.001					$ 0.2
Gross proceeds (in Dollars) | $			$ 15,000,000
Aggregate gross proceed (in Dollars) | $			$ 15,000,000
Ordinary units issued			16,093,133
Ordinary share			1
Purchase of each warrants			1
Reverse stock split		200
Forecast [Member] | Series A Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of each warrants			1
Forecast [Member] | Series B Warrant [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of each warrants			1
Forecast [Member] | Pre-funded Warrants [Member]
Summary of Significant Accounting Policies [Line Items]
Purchase of each warrants			1
Board of Directors [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.001						$ 0.2
Reverse stock split		200
Globavend Investments Limited [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of effective ownership					100.00%					100.00%
Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares authorized												50,000,000		50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares												$ 0.001		$ 0.001
Ordinary shares, shares issued													1	13,125,000
Ordinary shares, shares outstanding	[2]				74,895	73,125	74,656			74,895	74,656	65,625
Ordinary Shares [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.001
Ordinary units issued			5,645,997
Accounts Receivable, Net [Member]
Summary of Significant Accounting Policies [Line Items]
Allowance for expected credit loss (in Dollars) | $					$ 19,067		$ 42,932
Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares authorized									2,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.001
Subsequent Event [Member] | Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.001
Authorized share capital (in Dollars) | $									$ 2,000,000
Reorganization [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares issued					13,125,000					13,125,000
Ordinary shares, shares outstanding					13,125,000					13,125,000
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable due					7 days					7 days
Minimum [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Authorized share capital (in Dollars) | $									$ 50,000
Ordinary shares, shares authorized									50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.001
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Accounts receivable due					90 days					90 days
Maximum [Member] | Subsequent Event [Member] | Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Authorized share capital (in Dollars) | $									$ 2,000,000
Ordinary shares, shares authorized									2,000,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.001
Ordinary Shares [Member] | Forecast [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary units issued			5,645,997
Ordinary Shares [Member] | Subsequent Event [Member]
Summary of Significant Accounting Policies [Line Items]
Ordinary shares, shares authorized									50,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares									$ 0.001
Authorized share capital (in Dollars) | $									$ 50,000
Initial Public Offering [Member]
Summary of Significant Accounting Policies [Line Items]
Gross proceeds (in Dollars) | $				$ 5,300,000
Initial Public Offering [Member] | Ordinary Shares [Member]
Summary of Significant Accounting Policies [Line Items]
Issuance of new ordinary shares				1,500,000

[1]	Retrospectively applied for effect of reverse stock split on July 21, 2025
[2]	Retrospectively applied for effect of reverse stock split on July 21, 2025